Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of key management personnel compensation expense
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2024	2023	2022

Fixed compensation	17,695	17,445	7,837
Variable compensation	16,252	15,843	60,781
Total	33,947	33,288	68,618

Summary of transactions between related parties explanatory
The material transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2024	2023	2024	2023	2022

Shareholders with significant influence (i)	—	—	—	6,104	(160,835)
Securities	—	—	—	17,403	24,770
Securities purchased under resale agreements	—	—	—	5,101	9,370
Accounts receivable and Loans operations	—	—	—	424	1,330
Securities sold under repurchase agreements	—	—	—	(16,824)	(196,305)
Borrowings	—	—	—	—	—

(i)These transactions are mainly related to Itaúsa S.A. Group. See note 1.2.